Receivables and Prepaid Expenses - Schedule of Receivables and Prepaid Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Receivables and Prepaid Expenses [Abstract]
VAT receivable	$ 8,685	$ 57,875
Prepaid expenses		30,000
Other assets	1,549	1,264
Total	$ 10,234	$ 89,139